Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Loans issued and guarantees granted

in € m.	Jun 30, 2019	Dec 31, 2018
Loans outstanding, beginning of period	228	256
Movement in loans during the period[1]	2	(21)
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(7)
Loans outstanding, end of period[2]	230	228

Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	3	3

[1] Net impact of loans issued and loans repayment during the year is shown as "Movement in loans during the period".

[2]There were no past due loans as of June 30, 2019 and December 31, 2018. For the above loans, the Group held collateral of € 5 million and € 14 million as of June 30, 2019 and December 31, 2018, respectively.

Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]

Deposits received

in € m.	Jun 30, 2019	Dec 31, 2018
Deposits, beginning of period	68	67
Movement in deposits during the period[1]	(22)	2
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	(0)
Deposits, end of period	47	68

[1]Net impact of deposits received and deposits repaid during the year is shown as "Movement in deposits during the period".